ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2026
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable from third-party customers, net, consist of the following:

	As of March 31,
	2026	2025
Accounts receivable. third-party customers	$25,360,384	$18,259,749
Less: allowance for estimated credit loss	(780,608)	(653,470)
Accounts receivable from third-party customers, net	$24,579,776	$17,606,279

Approximately 67.5% of the March 31, 2025 gross accounts receivable balance has been collected. Approximately $8.1 million or 31.8% of the March 31, 2026 gross accounts receivable balance has been subsequently collected and the remaining balance is expected to be collected by the end of August 2026.

The following table summarizes the Company’s outstanding gross accounts receivable and subsequent collection by aging bucket:

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2026	collection	collection
Less than 6 months	$22,255,955	$5,542,407	24.9%
From 7 to 9 months	2,362,255	2,362,255	100.0%
From 10 to 12 months	—	—	0.0%
Over 1 year	742,174	152,602	20.6%
Total gross accounts receivable	$25,360,384	$8,057,264	31.8%

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2025	collection	collection
Less than 6 months	$17,650,236	$12,331,018	69.9%
From 7 to 9 months	18,586	—	0.0%
From 10 to 12 months	—	—	0.0%
Over 1 year	590,927	—	0.0%
Total gross accounts receivable	$18,259,749	$12,331,018	67.5%

Allowance for doubtful accounts movement is as follows:

	As of March 31,
	2026	2025
Beginning balance	$653,470	$382,731
Additions	90,494	274,115
Foreign currency translation adjustments	36,644	(3,376)
Ending balance	$780,608	$653,470